Financial instruments per category - Interest-bearing loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Minimum
Non-current interest-bearing loans and borrowings
Interest rate	2.50%	2.50%
Maximum
Non-current interest-bearing loans and borrowings
Interest rate	11.00%	11.00%
Financial liabilities at amortised cost, category
Non-current interest-bearing loans and borrowings
Total interest-bearing loans and borrowings	$ 26,789	$ 9,435
Lease liabilities | Financial liabilities at amortised cost, category
Current interest-bearing loans and borrowings
Current financial liabilities	4,024	2,113
Non-current interest-bearing loans and borrowings
Other non-current financial liabilities	$ 22,765	$ 7,322